As filed with the Securities and Exchange Commission on June 30, 2016
1933 Act Registration No. 333-170695
1940 Act Registration No. 811-05721

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 24

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 421

Lincoln National Variable Annuity Account H
(Exact Name of Registrant)

American Legacy® Signature

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Kirkland L. Hicks, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)

Copy to:

Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on ___________, pursuant to paragraph (b) of Rule 485
/x/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account H

American Legacy® Signature

Supplement dated __________ to the prospectus dated May 1, 2016

This supplement describes certain changes to the prospectus for your variable annuity contract that will be effective beginning ______, 2016, (____ for existing Contractowners) or when available in your state. This supplement is for informational purposes and requires no action on your part.

OVERVIEW

Lincoln Market SelectSM Advantage is an optional rider that is available to new Contractowners and to current Contractowners who wish to terminate their Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider. Beginning _____, 2016 (or ______ for existing Contractowners), the following provisions will apply to all new elections of the Lincoln Market SelectSM Advantage rider:

1)	An increase to the current initial charge rate;
2)	Revised Investment Requirements;
3)	The addition of a 5% Enhancement through which the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5%, subject to certain conditions;
4)	The Guaranteed Annual Income rates by age will be declared on a periodic basis and will be made available by prospectus supplement;
5)
The i4LIFE®  Advantage Guaranteed Income Benefit percentages by age for purchasers of Lincoln Market SelectSM Advantage will be declared on a periodic basis and will be made available by  prospectus supplement;

6)
Adjustment to the waiting period required to receive higher Guaranteed Annual Income rates Lincoln Market SelectSM Advantage and higher Guaranteed Income Benefit percentages under i4LIFE® Advantage Guaranteed Income Benefit (version 5) for purchasers of Lincoln Market SelectSM Advantage; and

7)	Access to a new version of i4LIFE® Advantage Guaranteed Income Benefit.

DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus. All other provisions of your prospectus remain unchanged.

Expense Tables – The following entry is added to Expense Table A under Optional Living Benefit Rider Charges:

	Single Life	Joint Life
Lincoln Market SelectSM Advantage for riders purchased on or after _____, 2016 (____ for existing Contractowners)*
Guaranteed Maximum Annual Charge ……………………………………..	XX%	XX%
Current Initial Annual Charge ………………………………………………..	XX%	XX%

* As an annualized percentage of the Income Base, as increased by subsequent Purchase Payments, 5% Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – Lincoln Market SelectSM Advantage for more information.

The following entry will be added to Expense Table D:

i4LIFE® Advantage Guaranteed Income Benefit (version 5) for Lincoln Market SelectSM Advantage for riders purchased on or after _____, 2016 (____ for existing Contractowners)*	Single Life	Joint Life
Guaranteed Maximum Annual Charge ………………………….	XX%	XX%
Current Initial Annual Charge ………………………….	XX%	XX%

* As an annualized percentage of the greater of the Income Base (associated with Lincoln Market SelectSM Advantage) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the Lincoln Market SelectSM Advantage current charge rate. (The Lincoln Market SelectSM Advantage charge continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit (version 5) charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit for Purchasers of Lincoln Market SelectSM Advantage for more information.

Examples – The following discussion is added to this section:

The following Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Example has been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and Lincoln Market SelectSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1)	If you surrender your contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Signature 1	xx	xx	xx	xx
Signature 2	xx	xx	xx	xx

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Signature 1	xx	xx	xx	xx
Signature 2	xx	xx	xx	xx

Summary of Common Questions – The following paragraph replaces the existing paragraph in its entirety.

What is Lincoln Market SelectSM Advantage? Lincoln Market SelectSM Advantage is an optional rider that you may purchase that provides annual guaranteed lifetime periodic withdrawals up to a guaranteed amount based on a percentage of an Income Base, a 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) (if applicable), or an Automatic Annual Step-up to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount, if certain conditions are met. Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. The Guaranteed Annual Income amount will vary, based on when you take your first withdrawal. The Income Base is not available as a separate benefit upon death or surrender, and is increased by subsequent Purchase Payments, 5% Enhancements (if applicable), and Automatic Annual Step-ups, and is decreased by Excess Withdrawals. Lincoln Market SelectSM Advantage is available to new Contractowners and to current Contractowners who wish to terminate their Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider. You cannot simultaneously elect Lincoln Market SelectSM Advantage with any other Living Benefit Rider. The availability of certain features of this rider depends on the rider election date. There is an additional charge for this rider and you will be subject to Investment Requirements. See Charges and Other Deductions – Rider Charges, The Contracts – Investment Requirements, and The Contracts – Lincoln Market SelectSM Advantage.

Charges and Other Deductions – Rider Charges - The following discussion is added to the Charges and Other Deductions section of the prospectus, under “Rider Charges.”

Lincoln Market SelectSM Advantage Charge. The first paragraph of this section is deleted and replaced in its entirety with the following paragraph:

While this rider is in effect, there is a charge for Lincoln Market SelectSM Advantage which is deducted quarterly. For riders purchased on and after _____, 2016 (or ______ for existing Contractowners), the current initial annual rider charge rate is XX% (XX% quarterly) for the single life option and XX% (XX% quarterly) for the joint life option. For riders purchased on or after May 16, 2016 and prior to ____, 2016, (____ for existing Contractowners) the current initial annual rider charge rate is 0.95% (0.2375% quarterly) for the single life option and 1.15% (0.2875% quarterly) for the joint life option.

i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who previously purchased Lincoln Market SelectSM Advantage. The following information will be added to this section:

For Lincoln Market SelectSM Advantage rider elections on or after ____, 2016 (or ______ for existing Contractowners), the current annual initial charge rate for i4LIFE® Advantage Guaranteed Income Benefit (version 5) is XX% (XX% quarterly) for the single life option and XX% (XX% quarterly) for the joint life option.

All other provisions of this section remain unchanged.

The Contracts – Investment Requirements – The following information is added to the Investment Requirements section of your prospectus: If you elect Lincoln Market SelectSM Advantage on or after ____, 2016 (or ______ for existing Contractowners), you must currently allocate 100% of your Contract Value among the Subaccounts listed below:

American Funds Asset Allocation Fund
American Funds Global Balanced Fund
American Funds Growth and Income Portfolio
American Funds Managed Risk Global Allocation Portfolio
American Funds Managed Risk Growth Portfolio
American Funds Managed Risk Growth and Income Portfolio
American Funds Managed Risk Asset Allocation Portfolio
LVIP American Balanced Allocation Fund
LVIP American Income Allocation Fund
LVIP American Preservation Fund

The fixed account is only available for dollar cost averaging.

The Contracts – Living Benefit Riders - Lincoln Market SelectSM Advantage – The provisions outlined in the following sections apply to Lincoln Market SelectSM Advantage riders elected on or after ___, 2016 (or ______ for existing Contractowners).

5% Enhancement. For elections on and after ______, 2016 (or ______ for existing Contractowners), the Lincoln Market SelectSM Advantage rider provides a 5% Enhancement through which the Income Base, minus Purchase Payments received in the preceding Benefit Year will be increased by 5%, subject to certain conditions. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) are under age 86, if there were no withdrawals in the preceding Benefit Year and the rider is within the Enhancement Period. The Enhancement Period is a 10-year period that begins on the effective date of the rider. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.

If you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the Enhancement Period. In order to be eligible to receive further 5% Enhancements, the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) must be under age 86 and within the Enhancement Period.

Note: The 5% Enhancement is not available on any Benefit Year anniversary where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment) in the preceding Benefit Year. A 5% Enhancement will occur in subsequent years when certain conditions are met. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):

Initial Purchase Payment = $100,000; Income Base = $100,000

Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000

Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000

On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 x 1.05% = $120,750 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.

The 5% Enhancement will be in effect for 10 years (the Enhancement Period) from the effective date of the rider. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.

You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal, including a Guaranteed Annual Income payment from the contract during the preceding Benefit Year. A 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.

Automatic Annual Step-ups of the Income Base. The first paragraph of this section is replaced with the following: The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:

a)	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are still living and under age 86; and

b)
the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, if applicable, the rider charge, and the account fee), plus any Purchase Payments made on that date and Persistency Credits, if applicable, added on that date, is equal to or greater than the Income Base after the 5% Enhancement (if any). (Surrender charges and Persistency Credits do not apply to every contract. Please refer to your prospectus for additional information.)

The following information is added to the end of the Automatic Annual Step-ups of the Income Base section:

If you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancement (if applicable) through the end of the Enhancement Period. You may not opt out of the Automatic Annual Step-up if an additional Purchase Payment made during that Benefit Year caused the charge for the rider to increase to the current charge.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments):

	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	N/A	$50,000	N/A
1st Benefit Year anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year anniversary	$56,000	$59,535	$59,535	No
4th Benefit Year anniversary	$64,000	$62,512	$64,000	Yes

On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10 million.

Withdrawal Amount. The second and third paragraphs of this section are deleted and replaced with the following:

The Guaranteed Annual Income amount is determined by multiplying the Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected. Under the joint life option, the age of the younger of you or your spouse will be used. The Guaranteed Annual Income amount will change upon an Automatic Annual Step-up, 5% Enhancement (if applicable), additional Purchase Payments, and Excess Withdrawals, as described below.

The initial Guaranteed Annual Income rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions.  This rate structure is intended to help us provide the guarantees under the rider. This initial Guaranteed Annual Income rate for new rider elections may be higher or lower than the rate for existing contractowners that have elected the rider, but your Guaranteed Annual Income rate will not change as a result.

The initial Guaranteed Annual Income rate applicable to new rider elections on or after ________2016 (on or after ____, 2016 for existing contracts) is set forth in a supplement to this prospectus. The supplement indicates the Guaranteed Annual Income rate, its effective period, and the date by which your application or rider election form must be signed and dated for a contract to be issued with that rate. At least two weeks before the end of the indicated effective period, the Guaranteed Annual Income rate for the next effective period will be disclosed in a new prospectus supplement. In order to get the rate indicated in a prospectus supplement, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that supplement.

The final paragraph of this section is revised as follows: 5% Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income percentage.

Please refer to your prospectus for a complete discussion of the Withdrawal Amount. Provisions not discussed in the supplement remain unchanged.

Death Prior to the Annuity Commencement Date. The 5% Enhancement will continue, if applicable, upon the first death under the joint life option.

The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage – The Lincoln Market SelectSM Advantage section under Guaranteed Income Benefit with i4LIFE® Advantage is replaced with the following:

Lincoln Market SelectSM Advantage. Contractowners who purchase Lincoln Market SelectSM Advantage on an after _______, 2016 (______ for existing Contractowners), and wish to elect i4LIFE® Advantage Guaranteed Income Benefit must elect i4LIFE® Advantage Guaranteed Income Benefit (version 5), and are guaranteed the right, in the future, to elect i4LIFE® Advantage Guaranteed Income Benefit (version 5), even if it is no longer available for purchase. Contractowners who purchased Lincoln Market SelectSM Advantage prior to ________, 2016 (______ for existing Contractowners), are guaranteed the right, in the future, to elect i4LIFE® Advantage Guaranteed Income Benefit (version 4), even if it is no longer available for purchase. All Contractowners are guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased Lincoln Market SelectSM Advantage.

If this election is made, you can use the greater of the Income Base under Lincoln Market SelectSM Advantage reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the Account Value to establish the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base) based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected. The Guaranteed Income Benefit may be lower if you took your first withdrawal (either a Guaranteed Annual Income withdrawal or Excess Withdrawal) or elected i4LIFE® Advantage Guaranteed Income Benefit prior to the third Benefit Year anniversary for Lincoln Market SelectSM Advantage riders elected on an after _____, 2016 (____ for existing Contractowners), or prior to the fifth Benefit Year anniversary for Lincoln Market SelectSM Advantage riders elected prior to _____, 2016, (____ for existing Contractowners).

The initial Guaranteed Income Benefit percentage applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentage may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions.  This percentage structure is intended to help us provide the guarantees under the rider. This initial Guaranteed Income Benefit percentage for new rider elections may be higher or lower than the percentage for existing contractowners that have elected the rider, but your Guaranteed Income Benefit percentage will not change as a result.

The initial Guaranteed Income Benefit percentage applicable to new rider elections is set forth in a supplement to this prospectus. The supplement indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your application or rider election form must be signed and dated for a contract to be issued with that rate. At least two weeks before the end of the indicated effective period, the Guaranteed Income Benefit percentage for the next effective period will be disclosed in a new prospectus supplement. In order to get the percentage indicated in a prospectus supplement, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that supplement.

Please refer to your prospectus for a complete discussion of i4LIFE® Advantage Guaranteed Income Benefit. Provisions not discussed in the supplement remain unchanged.

Please keep this Supplement for future reference.

The Lincoln National Life Insurance Company

Lincoln National Variable Annuity Account H

Rate Sheet Prospectus Supplement dated ________, 2016 to the May 1, 2016 Prospectus

This Rate Sheet Prospectus Supplement applies only if you’ve elected Lincoln Market Select℠ Advantage on or after _______ 2016.  If you have not elected Lincoln Market Select℠ Advantage, this supplement does not apply to your annuity.  This supplement is for informational purposes and requires no action on your part.

OVERVIEW

This Rate Sheet Prospectus Supplement provides the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering.  This Supplement will replace and supersede any previously issued Rate Sheet Prospectus Supplement(s), and must be retained with the current prospectus.

The rates below apply for applications and rider election forms signed between _______ and _________ 2016.

The Guaranteed Annual Income rates may be different than those listed below for applications signed after __________ 2016.  It is possible for a new Rate Sheet Prospectus Supplement to be filed prior to ______ 2016 which would supersede this Supplement.  We are under no obligation to notify you that this Rate Sheet Prospectus Supplement is no longer in effect. Please work with your Registered Representative for help with determining the most current rate.

If you take a withdrawal prior to the third Benefit Year anniversary (either a Guaranteed Annual Income withdrawal or an Excess Withdrawal), Table A will always be used to determine the Guaranteed Annual Income amount. As long as no withdrawals occur on or after the third Benefit Year anniversary, Table B will always be used.

Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter many not change unless an Automatic Annual Step-up occurs.

Age	TABLE A		TABLE B
	Single Life Option	Joint Life Option*	Single Life Option	Joint Life Option*
55-59½	X%	X%	X%	X%
59½ - 64	X%	X%	X%	X%
65-74	X%	X%	X%	X%
75+	X%	X%	X%	X%

For example, assume you purchase Lincoln Market SelectSM Advantage (single life option) at age 60, and you take your first withdrawal at age 62. Since the withdrawal occurred prior to the third Benefit Year anniversary, Table A will be used to determine the Guaranteed Annual Income rate for this and all subsequent withdrawals, and the rate for your Guaranteed Annual Income will be XX%. If you took your second withdrawal and had an Automatic Annual Step-up at age 68, Table A still applies, and your Guaranteed Annual Income rate is increased to XX%. If you wait to take your first withdrawal on or after the third Benefit Year anniversary, Table B will be used to determine the Guaranteed Annual Income rate for all Guaranteed Annual Income withdrawals.

The Guaranteed Income Benefit rates may be different than those listed below for applications signed after __________ 2016.  It is possible for a new Rate Sheet Prospectus Supplement to be filed prior to ______ 2016 which would supersede this Supplement.  We are under no obligation to notify you that this Rate Sheet Prospectus Supplement is no longer in effect.   Please work with your Registered Representative for help with determining the most current rate.

If you take a withdrawal (either a Guaranteed Annual Income withdrawal or an Excess Withdrawal) or begin receiving Regular Income Payments under i4LIFE® Advantage Guaranteed Income Benefit prior to the third Benefit Year anniversary, Table A will always be used to establish the Guaranteed Income Benefit. On or after the third Benefit Year anniversary, as long as no withdrawals occurred prior to the third Benefit Year anniversary, Table B will always be used.

i4LIFE® Advantage Guaranteed Income Benefit (version 5) elections for prior purchasers of Lincoln Market Select℠ Advantage.

Age	Initial GIB Percentage Table A		Initial GIB Percentage Table B
	Single Life Initial GIB Percentage	Joint Life Initial GIB Percentage	Single Life Initial GIB Percentage	Joint Life Initial GIB Percentage
Under 40	X%	X%	X%	X%
40-54	X%	X%	X%	X%
55-58	X%	X%	X%	X%
59-64	X%	X%	X%	X%
65-69	X%	X%	X%	X%
70-74	X%	X%	X%	X%
75-79	X%	X%	X%	X%
80+	X%	X%	X%	X%

In order to receive the percentages and rates indicated in this Prospectus Supplement, your application, or rider election form, must be signed and dated on or before the last day of the effective period noted above. We must receive your application, or rider election form, In Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.  Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.

Subject to the rules above, if the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are currently offering on the day the contract (or rider) is issued is higher than the rates we were offering on the date you signed your application (or rider election form) and neither rates have decreased, you will receive the higher set of rates.  If any rates have decreased when we compare the Guaranteed Annual Income rates and Guaranteed Income Benefit percentages that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract is issued (or your rider is issued), your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

PART A

The prospectus for the American Legacy Signature variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-170695) filed on April 12, 2016.

PART B

The Statement of Additional Information for the American Legacy Signature variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-170695) filed on April 12, 2016.

Lincoln National Variable Annuity Account H
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information  is included in Part A of this Registration Statement. (To Be Filed by Amend- ment)

2. Part B

The following financial statements for the Variable Account are included in Part B of this Registration Statement: (To Be

Filed by Amendment)

Statement of Assets and Liabilities - December 31, 2015
Statement of Operations - Year ended December 31, 2015
Statements of Changes in Net Assets - Years ended December 31, 2015 and 2014
Notes to Financial Statements - December 31, 2015
Report of Independent Registered Public Accounting Firm

3. Part B

The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement: (To Be Filed by Amendment)

Consolidated Balance Sheets - Years ended December 31, 2015 and 2014
Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2015, 2014 and 2013
Consolidated Statements of Stockholder’s Equity - Years ended December 31, 2015, 2014 and 2013
Consolidated Statements of Cash Flows - Years ended December 31, 2015, 2014 and 2013
Notes to Consolidated Financial Statements - December 31, 2015
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 033-27783) filed on December 5, 1996.

(2) None

(3)(a) Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors,  Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-170897) filed on April 8, 2011.

(b) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment 24 (File No. 333-61554) filed on December 18, 2007.

(4)(a) Annuity Contract (30070-B) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed onAugust 8, 2001.

(b) Contract Specifications (B Share) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-170695) filed on June 21, 2011.

(c) Contract Specifications (L Share) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-170695) filed on June 21, 2011.

(d) Annuity Payment Option Rider (32147) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(e) Interest Adjusted Fixed Account Rider (32143) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(f) DCA Fixed Account Rider (32145) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-135039) filed on June 15, 2006.

(g) Persistency Credit Rider (32154) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-35780)filed on April 17, 2001.

(h) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.

(i) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.

(j) Estate Enhancement Benefit Rider (32151-A) incorporated herein by reference to Post-Effective Amendment No. 6 (File No.333-35780) filed on April 22, 2003.

(k) Enhanced Guaranteed Minimum  Death Benefit Rider (32149) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(l) Guarantee of Principal Death Benefit Rider (32148) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(m) Variable Annuity Rider (32793HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-35780) filed on June 9, 2004.

(n) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-63505) filed on December 21, 2006.

(o) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

(p) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

(q) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-135219) filed on April 10, 2007.

(r) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(s) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amend- ment No. 44 (File No. 333-409370 filed on October 28, 2010.

(t) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-409370 filed on October 28, 2010.

     (u) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937 filed on October 28, 2010.

(v) Variable Annuity Payment Option Rider (i4L-Q) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-409370 filed on October 28, 2010.

(w) Variable Annuity Payment Option Rider (i4L-NQ) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-409370 filed on October 28, 2010.

(x) Variable Annuity Living Benefit Rider (LINC2+ Protected Funds) (AR-529 8/10) incorporated herein by reference to Post- Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.

(y) Guaranteed Income Later Rider (4LATER Advantage Protected Funds) (AR-547 3-12) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-181612) filed on May 23, 2012.

(z) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.

(a-2) Variable Annuity Living Benefits Rider (Market Select Advantage) (AR-587) incorporated herein by reference to Post-Effective Amendment No. 55 (File No. 333-63505) filed on October 1, 2015.

(b-2) Long-Term Care Benefits Rider (AR 518 3/10 Level) incorporated  herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(c-2) Long-Term  Care Benefits Rider (AR 519 3/10 Growth) incorporated  herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(d-2) Contract Amendment for LTC Benefits (AA 531 3/10) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(e-2) LTC Fixed Account Rider (AR 532) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

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(f-2) LTC Benefit Specifications (AS 533) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(g-2) Long-Term Care Coverage Endorsement (AE 517) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(h-2) Variable Annuity Living Benefit Rider (Market Select Advantage) (AR-591) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.

(5) American Legacy Signature Application (ANF06747 ALS 1/08) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-170695) filed on June 21, 2011.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

(b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7)(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post- Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.

(i) Amendments to the Automatic Indemnity Reinsurance Agreement incorporated herein by reference to Post-Effective Amend- ment No. 28 (File No. 333-138190) filed on November 5, 2013

(b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment 5 (File No. 333-138190) filed on April 8, 2008.

(i) Amendments to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment 40 (File No. 333-40937) filed on April 7, 2010.

         (c) Third Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-170529) filed on April

26, 2016.

(8)(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(b) Fund Participation Agreements among The Lincoln National Life Insurance Company and:

(i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
               (ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.

(c) Rule 22c-2 Agreement between The Lincoln National Life Insurance Company and:

(i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

(ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9) Opinion and consent of Mary Jo Ardington, Associate General Counsel, The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-170695) filed on April 8,
2011.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (To Be Filed by Amendment)

(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No 22 (File No. 333-170695) filed on April 12, 2016.

(11) Not applicable

(12) Not applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post- Effective Amendment No. 15 (File No. 333-170897) filed on June 30, 2016.

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Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account H as well as the contracts. The list also shows The Lincoln National Life Insurance Company’s executive officers.

Name                                                                       Positions and Offices with Depositor

Ellen G. Cooper*                                                                       Executive Vice President, Chief Investment Officer and Director

Jeffrey D. Coutts*                                                                       Senior Vice President and Treasurer

Randal J. Freitag*                                                                       Executive Vice President, Chief Financial Officer and Director

Wilford H. Fuller*                                                                       Executive Vice President and Director

Dennis R. Glass*                                                                       President and Director

Kirkland L. Hicks*                                                                       Executive Vice President, General Counsel and Secretary

Mark E. Konen*                                                                       Executive Vice President and Director

Christine Janofsky*                                                                       Senior Vice President, Chief Accounting Officer and Controller

Keith J. Ryan**                                                                       Vice President and Director

*Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

**Principal  business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of May 31, 2016 there were 315,972 contract owners under Account H.

Item 28. Indemnification

a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connec- tion with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification  is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors,  Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National

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Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

(b) Officers and Directors of Lincoln Financial Distributors,  Inc.:

Name                                                                       Positions and Offices with Underwriter

Andrew J. Bucklee*                                                  Senior Vice President and Director

Patrick J. Caulfield**                                                 Vice President, Chief Compliance Officer and Senior Counsel

Jeffrey D. Coutts*                                                      Senior Vice President and Treasurer

Wilford H. Fuller*                                                      President, Chief Executive Officer and Director

John C. Kennedy*                                                    Senior Vice President, Head of Retirement Solutions Distribution, and Director

Thomas P. O’Neill*                                                  Senior Vice President and Chief Operating Officer

Christopher P. Potochar*                                           Senior Vice President and Director, Head of Finance and Strategy

Nancy A. Smith*                                                       Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

**Principal Business address is 350 Church Street, Hartford, CT 06103 (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as pay- ments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

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Item 33.

For contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 24 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 30th day of June, 2016.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
(Registrant)
American Legacy® Signature

By: /s/ Kimberly A. Genovese
                 Kimberly A. Genovese
       Assistant Vice President, The Lincoln National Life Insurance Company
       (Title)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:  /s/ Daniel P. Herr
                                                               Daniel P. Herr
(Signature-Officer of Depositor)
Vice President, The Lincoln National Life Insurance Company
(Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on June 30, 2016.

Signature	Title

*___________________________________ Dennis R. Glass	President and Director (Principal Executive Officer)
* __________________________________ Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
*___________________________________ Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
*___________________________________ Wilford A. Fuller	Executive Vice President and Director
*___________________________________ Mark E. Konen	Executive Vice President and Director
*__________________________________ Keith J. Ryan	Vice President and Director
* By ./s/ Kimberly A. Genovese, Pursuant to a Power of Attorney Kimberly A. Genovese

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